Operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Operating expenses
Operating expenses
	2018	2017	2016
	£m	£m	£m
Infrastructure costs
Property and equipment	-	954	1,147
Depreciation of property, plant and equipment	-	303	482
Operating lease rentals	-	290	550
Amortisation of intangible assets	-	478	661
Impairment of property, equipment and intangible assets	-	40	97
Gain on property disposals	-	3	-
Total infrastructure costs	-	2,068	2,937
Administration and general costs
Consultancy, legal and professional fees[a]	-	709	983
Subscriptions, publications, stationery and communications	-	455	638
Marketing, advertising and sponsorship	-	400	430
Travel and accommodation	-	118	132
UK bank levy	-	365	410
Other administration and general expenses[a]	-	3,922	244
Total administration and general costs	-	5,969	2,837
Staff costs	-	6,445	9,211
Litigation and conduct[a]	-	1,207	1,363
Operating expenses	-	15,689	16,348

Note

a The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.